INCOME TAX (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details
Non-capital loss	$ 5,046,141	$ 4,371,641
Capital losses	29,628	29,628
Property and equipment	100,490	100,490
Unrecognized deductible temporary differences	$ 5,176,259	$ 4,501,759